Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 - RELATED PARTY TRANSACTIONS

Directors and officers of the Company and its subsidiary, and their associates, were customers of, and had other transactions with the subsidiary bank in the normal course of business. All loans and commitments included in such transactions were made on substantially the same terms, including interest and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than the normal risk of collectibility. Such loans totaled $350,592 at December 31, 2013, and $3,306,412 at December 31, 2012.

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2013	2012

Balance, January 1	$3,306,412	$3,971,083
New loans during the period	215,795	350,000
Repayments during the period	(3,171,615)	(1,014,671)

Ending balance	$350,592	$3,306,412

Dlesk Realty and Investment Company, which is owned by the late Mr. Sylvan J. Dlesk and his wife Rosalie J. Dlesk, serves as landlord to the Company’s subsidiary bank, under a lease agreement to rent property for use as banking premises. The lease was for an initial 5 year term at an annual rental fee of $57,600. This lease was renewed in 2012 and in 2007 for an additional 5-year term at an annual rental fee of $63,504 and $60,480, respectively and has options to renew for six 5-year terms.